SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended
	Jul. 12, 2017	May 08, 2017	May 01, 2017	May 24, 2017	Apr. 30, 2017	Oct. 31, 2016
Notes payable due date					Dec. 31, 2018
Common Stock, par value					$ .0001	$ .0001
Subsequent Event [Member]
Common Stock, par value				$ 0.001
Forward Stock Split				40:1
Increase in authorized shares				275,000,000
Subsequent Event [Member] | Promissory Note [Member]
Notes payable	$ 91,500	$ 4,000	$ 30,000
Interest rate description	The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.	The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.	The notes bear no interest for the initial nine months and then 5% per annum interest after the initial nine months.
Notes payable due date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018